Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	From time to time, prior to our IPO, we awarded stock options to certain employees. Since the effectiveness of our IPO and going forward, we have no plans to grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
Award Timing MNPI Considered [Flag]	false